MML SERIES INVESTMENT FUND

Supplement dated May 31, 2013 to the

Statement of Additional Information dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective June 1, 2013, the following information replaces similar information found on page B-59 under the heading Investment Adviser in the section titled Investment Advisory and Other Service Agreements:

MML Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows:

Fund
MML Conservative Allocation Fund	0.10%
MML Balanced Allocation Fund	0.10%
MML Moderate Allocation Fund	0.10%
MML Growth Allocation Fund	0.10%
MML Aggressive Allocation Fund	0.10%
MML Blue Chip Growth Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million
MML Equity Income Fund	0.75% on the first $600 million; and 0.70% on any excess over $600 million
MML Equity Index Fund	0.10% on the first $750 million; and 0.08% on any excess over $750 million
MML Focused Equity Fund	0.75% on the first $250 million; and 0.65% on any excess over $250 million
MML Foreign Fund	0.89% on the first $500 million; and 0.85% on any excess over $500 million
MML Fundamental Growth Fund	0.70% on the first $250 million; and 0.68% on any excess over $250 million
MML Fundamental Value Fund	0.65% on the first $500 million; and 0.625% on any excess over $500 million
MML Global Fund	0.60% on the first $600 million; and 0.55% on any excess over $600 million
MML Growth & Income Fund	0.50%
MML Income & Growth Fund	0.65% on the first $600 million; and 0.60% on any excess over $600 million
MML Large Cap Growth Fund	0.65% on the first $600 million; and 0.60% on any excess over $600 million
MML Managed Volatility Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million
MML Mid Cap Growth Fund	0.77% on the first $600 million; and 0.75% on any excess over $600 million
MML Mid Cap Value Fund	0.84% on the first $600 million; and 0.80% on any excess over $600 million
MML PIMCO Total Return Fund	0.50% on the first $500 million; and 0.48% on any excess over $500 million
MML Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on any excess over $200 million
MML Small Company Value Fund	0.85% on the first $150 million; and 0.75% on any excess over $150 million
MML Small/Mid Cap Value Fund	0.75%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8086-13-01